Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

 Standby Letter of Credit/Leases — In connection with the lease of our Bothell, Washington facility, we provided the landlord a $1.2 million stand-by letter of credit. The landlord drew $0.38 million in rent charges from the letter of credit in January and February 2013, before the credit facility was terminated in March 2013. At March 1, 2013, we had exited all facility leases, and the only remaining commitment was to issue 1.5 million common shares to the landlord which were issued in the three months ended March 31, 2014.

Contingencies — We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.

Note 11 — Commitments and Contingencies

Standby Letter of Credit/Leases— In connection with the lease termination of our Bothell, Washington facility, the landlord drew $0.31 million and $0.38 million from the letter of credit in 2012 and 2013, respectively before the credit facility was closed in March 2013. At March 1, 2013, the Company had exited all facility leases and the only remaining commitment was to issue 1.5 million common shares to the landlord.

Rent expense was $1.1 million in 2012. In addition, $0.38 million in rent obligation was added to the restructuring liability in 2012, which represented the remaining 2013 rent expenses due prior to effective termination of the lease.

Contingencies — We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.